FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in allowance for debt instruments measured at amortized cost and fair value through other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 15,864,482	$ 16,616,043	$ 10,929,395
Sales and maturities	(674,966)	(565,436)	(436,908)
New debt instruments purchased	16,501	31,111
Foreign exchange	906,334	618,339	(15,186)
Ending balance	15,479,640	15,864,482	16,616,043
Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
New debt instruments purchased	71	33
Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
New debt instruments purchased	4	14
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	27,923	42,371	14,601
Transfer from stage 1 to stage 2
Transfer from stage 2 to stage 1
Change in measurement	(213)
Sales and maturities	(9,076)	(7,985)	(6,313)
New debt instruments purchased	46,142	11,831	23,285
Net provisions recognised during the period	(1,294)	(23,790)	10,406
Foreign exchange	3,707	5,496	392
Ending balance	67,189	27,923	42,371
Fair value through OCI and amortized cost | Debt instruments | Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	20,934	37,745	13,013
Transfer from stage 1 to stage 2	(3,808)	(1,670)
Transfer from stage 2 to stage 1	526
Change in measurement	(213)
Sales and maturities	(7,906)	(7,985)	(6,313)
New debt instruments purchased	17,347	11,831	19,856
Net provisions recognised during the period	2,794	(23,744)	10,872
Foreign exchange	2,495	4,757	317
Ending balance	32,169	20,934	37,745
Fair value through OCI and amortized cost | Debt instruments | Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	6,989	4,626	1,588
Transfer from stage 1 to stage 2	3,808	1,670
Transfer from stage 2 to stage 1	(526)
Sales and maturities	(1,170)
New debt instruments purchased	28,795		3,429
Net provisions recognised during the period	(4,088)	(46)	(466)
Foreign exchange	1,212	739	75
Ending balance	$ 35,020	$ 6,989	$ 4,626